Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Total revenue, net	$ 420,887	$ 852,768	$ 839,565	$ 1,550,926	$ 3,066,233	$ 2,451,055
Operating costs and expenses
Cost of goods sold	153,998	25,021	278,522	160,680	535,485	224,675
Hotel operating costs	418,100		929,719		744,594
Selling	200,032	40,687	389,618	93,881	470,798	244,200
General and administrative	274,675	225,671	519,471	419,921	1,033,830	802,556
Provision for bad debts	20,435		47,857		(63,076)	13,624
Stock-based compensation	92,885	92,885	185,770	185,770	371,540	371,540
Total operating costs and expenses	1,160,125	384,264	2,350,957	860,252	3,093,171	1,656,595
(Loss) income from operations	(739,238)	468,504	(1,511,392)	690,674	(26,938)	794,460
Non-operating income (expenses)
Interest income	1,284	1,271	2,612	2,489	4,113	537,580
Other income	10,221	1	29,655	161	63,064	28,924
Other expenses	(63)	(5,039)	(260)	(6,885)	(33,154)	(3,326)
Total non-operating income (expenses), net	11,442	(3,767)	32,007	(4,235)	34,023	563,178
(Loss) income before income tax	(727,796)	464,737	(1,479,385)	686,439	7,085	1,357,638
Income tax expense	473	218,052	965	218,052	274,321	340,127
Net (loss) income	(728,269)	246,685	(1,480,350)	468,387	(267,236)	1,017,511
Other comprehensive items
Foreign currency translation gain (loss)	(44,948)	109,733	(13,084)	77,124	122,283	437,059
Comprehensive (loss) income	$ (773,217)	$ 356,418	$ (1,493,434)	$ 545,511	$ (144,953)	$ 1,454,570
(Loss) income per share - basic and diluted	$ (0.015)	$ 0.005	$ (0.030)	$ 0.009	$ (0.005)	$ 0.016
Weighted average shares outstanding	49,999,891	49,999,891	49,999,891	49,999,891	49,999,891	65,609,450
Product [Member]
Total revenue, net	$ 210,636	$ 49,951	$ 385,628	$ 253,245	$ 742,624	$ 580,712
Advertising [Member]
Total revenue, net		802,817		1,297,681	1,944,811	1,870,343
Room Revenue [Member]
Total revenue, net	63,723		94,716		114,086
Food And Beverage Revenues [Member]
Total revenue, net	111,725		292,519		201,755
Other [Member]
Total revenue, net	$ 34,803		$ 66,702		$ 62,957